SCOPE OF CONSOLIDATION - Allowance for Doubtful Accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	€ 24,346	€ 21,993
Cost of sales	1,622,905	1,650,860	€ 1,579,690
Selling, general and administrative costs	327,341	329,065	295,242
Trade receivables
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	24,346	21,993	19,174
Provision	2,737	3,231
Loans to consumers
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6,457	6,948	€ 11,556
Provision	€ 2,687	€ 3,530